UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2007


If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


                         Dane, Falb, Stone & Co., Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

                  15 Broad Street       Boston             MA           02109
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-02423
                ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report:

Edward N. Dane                     Principal                        617-742-0666
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


Signature, Place and Date of Signing:

/s/ Edward N. Dane
------------------------------
Boston, Massachusetts
02/15/2007


Report Type:

[X]      13F HOLDINGS REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE


REPORT SUMMARY:


Number of Other Included Managers: None
                                  ------


Form 13F Information Table Entry Total:         62
                                       ------------------------


Form 13F Information Table Value Total:   $49,767,116
                                       ------------------------




OTHER MANAGERS ON WHOSE BEHALF THIS REPORT IS FILED:  None
                                                    ---------

MANAGERS REPORTING ON BEHALF OF REPORTING MANAGER:   None
                                                  ----------

                         DANE, FALB, STONE & Co., Inc.

                                    FORM 13F

                                INFORMATION TABLE

                               December 31, 2007

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                           ITEM 2         ITEM 3      ITEM 4     ITEM 5         ITEM 6            ITEM 7       ITEM 8
                                                              FAIR               INVESTMENT DISCRETION           VOTING AUTHORITY
                                 TITLE                      MARKET   SHARES OF                  SHARED
NAME OF ISSUER                    OF             CUSIP       VALUE   PRINCIPAL   SOLE   SHARED   OTHER   MANA-  SOLE   SHARED  NONE
                                 CLASS          NUMBER      (x$1000)    AMOUNT   (A)     (B)      (C)    GERS   (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
Berkshire Hathway A               Com             084670108    283        2          2     0       0           2         0        0
Abbott Labs                       Com             002824100    505     8995       8995     0       0        8995         0        0
Aberdeen Asia Pac Incom Fd        Com             003009107    426    73465      73465     0       0       73465         0        0
AllianceBernstein Income Fd       Com             01881E100    369    29300      29300     0       0       29300         0        0
Allied Capital Corp               Com             01903Q108   1004    46700      46700     0       0       46700         0        0
AllState Corp                     Com             020002101    261     5000       5000     0       0        5000         0        0
Aust & NZ BnkGrp                  Sponsored ADR   052528304    625     5200       5200     0       0        5200         0        0
Barrick Gold Cp                   Com             067901108   1598    37996      37996     0       0       37996         0        0
BHP Ltd                           Sponsored ADR   088606108   1211    17283      17283     0       0       17283         0        0
Blackrock Corporate High Yld FD V Com             09255L106    348    29711      29711     0       0       29711         0        0
Blackrock Senior High Income Ptf  Com             09255T109    496    91822      91822     0       0       91822         0        0
BP Plc                            Sponsored ADR   055622104    308     4210       4210     0       0        4210         0        0
Bristol Myers Squibb              Com             110122108   1156    43600      43600     0       0       43600         0        0
Brookfield Asset Mgt              CL A LTD VT SH  112585104   2669    74837      74837     0       0       74837         0        0
Burlington North Santa Fe         Com             12189T104    203     2442       2442     0       0        2442         0        0
Cigna Corp                        Com             125509109    269     5000       5000     0       0        5000         0        0
Cisco Systems                     Com             17275R102   1781    65800      65800     0       0       65800         0        0
ConocoPhilips                     Com             20825C104    210     2373       2373     0       0        2373         0        0
Du Pont de Numours                Com             263524109    245     5560       5560     0       0        5560         0        0
Duke Realty Invest                Com             624411505    339    13000      13000     0       0       13000         0        0
DWS Global High Inc               Com             23338W104    240    27500      27500     0       0       27500         0        0
DWS High Income Tr                Com             23337C109    117    24300      24300     0       0       24300         0        0
Eagle Bulk Shipping Inc           Com             Y2187A101   1081    40700      40700     0       0       40700         0        0
Enerplus Resources Fund           Unit Tr G New   29274D604   2691    67200      67200     0       0       67200         0        0
Eaton Vance MA Mu Ic              Sh Ben Int      27886E104    184    14332      14332     0       0       14332         0        0
Exxon Mobil Corp                  Com             30231G102   1042    11125      11125     0       0       11125         0        0
Ford Motor Co                     Com             345370100    122    18171      18171     0       0       18171         0        0
FreightCar America                Com             357023100    966    27600      27600     0       0       27600         0        0
General Electric                  Com             369604103    612    16508      16508     0       0       16508         0        0
Ishares MSCI EAFE Index Fund      Com             464287465    283     3602       3602     0       0        3602         0        0
iShares MSCI Japan Index Fd       Com             464286848   1043    78500      78500     0       0       78500         0        0
J.P. Morgan                       Com             46625H100    306     7000       7000     0       0        7000         0        0
Latin Amer Equity Fund            Com             51827Q106   2264    47850      47850     0       0       47850         0        0
Lexicon Pharmaceuticals           Com             528872104    428   141200     141200     0       0      141200         0        0
Ericsson LM TelCo.                ADR Cl B Sek10  294821608   1067    45690      45690     0       0       45690         0        0
LSI Logic Corporation             Com             502161102    701   131975     131975     0       0      131975         0        0
MA Health & Educ TE               Sh Ben Int      575672100    240    20000      20000     0       0       20000         0        0
Meditronic                        Com             585055106    260     5179       5179     0       0        5179         0        0
Merck & Co Inc                    Com             589331107    380     6533       6533     0       0        6533         0        0
MS/DW Incm                        Com             61745P874    587    38600      38600     0       0       38600         0        0
Network Engines, Inc.             Com             64121A107   1011   628089     628089     0       0      628089         0        0
New Amer High Income Fd           Com             641876107    118    69272      69272     0       0       69272         0        0
Newmont Mining                    Com             651639106   1697    34750      34750     0       0       34750         0        0
Nordic American Tanker Shipp      Com             G65773106   1710    52100      52100     0       0       52100         0        0
Nuveen Calif Mun Value Fd         Com             67062C107     91    10000      10000     0       0       10000         0        0
Nuveen Mass Prem Inc              Com             67061E108    154    12000      12000     0       0       12000         0        0
Occidental Petro Crp              Com             674599105   4288    55700      55700     0       0       55700         0        0
Pfizer Inc                        Com             717081103    456    20051      20051     0       0       20051         0        0
Pioneer High income Trust         Com             72369A106    627    44724      44724     0       0       44724         0        0
Price T Rowe Group                Com             74144T108    232     3810       3810     0       0        3810         0        0
Procter & Gamble Co               Com             742718109    264     3600       3600     0       0        3600         0        0
Putnam Mgmt Muni Tr               Com             746823103    193    27600      27600     0       0       27600         0        0
RF Microdevices Inc.              Com             749941100    557    97500      97500     0       0       97500         0        0
Royal Dutch Pete Ny               Sp ADR A        780259206    219     2600       2600     0       0        2600         0        0
SPDR Tr                           Unit Ser 1      78462F103    296     2025       2025     0       0        2025         0        0
StreetTracks Gold Shares          GOLD SHS        863307104   1212    14700      14700     0       0       14700         0        0
Telefo de Mex'L                   Sp ADR REP ORD  879403780    612    16600      16600     0       0       16600         0        0
Tellabs, Inc.                     Com             879664100    370    56600      56600     0       0       56600         0        0
Thermo Electron Corp              Com             883556102   2244    38900      38900     0       0       38900         0        0
Toreador Resources Cp             Com             891050106   3116   445850     445850     0       0      445850         0        0
Verizon Comm                      Com             92343V104    645    14774      14774     0       0       14774         0        0
Xcel Energy                       Com             98389B100    737    32665      32665     0       0       32665         0        0


